Leases	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Leases	Leases
Right-of-use assets recognized within property, plant and equipment are comprised of the following:

(EUR thousand)	As of March 31
Right-of-use assets	2024	2023
Offices	11,397	8,064
Refund points	3,434	4,793
IT contracts	4,355	915
Others	4,802	3,084
Total right-of-use assets	23,988	16,856
Movements during the period of right-of-use assets are the following:

(EUR thousand)	For the financial year ended March 31
Movement of right-of-use assets	2024	2023
Opening balance as of April 1	16,856	20,938
New contracts	17,081	5,855
Modifications	194	969
Depreciation	(10,317)	(10,832)
Exchange differences	174	(74)
Closing balance as of March 31	23,988	16,856
Lease liabilities recognized within other non-current financial liabilities and other current financial liabilities are the following:

(EUR thousand)		As of March 31
Lease liabilities	Notes	2024	2023
Current	31	8,802	6,984
Non-current	27	14,774	10,243
Total lease liabilities		23,576	17,227
Movements of lease liabilities during the period are as follows:

(EUR thousand)	For the financial year ended March 31
Movement of lease liabilities	2024	2023
Opening balance as of April 1	17,227	21,857
New contracts	17,081	5,855
Modifications	243	870
Interest expense	967	588
Cash outflow - principal elements	(10,711)	(11,157)
Cash outflow - interest	(967)	(588)
Exchange differences	(264)	(198)
Closing balance as of March 31	23,576	17,227
The contractual duration of the lease liabilities is the following:

(EUR thousand)	As of March 31
Contractual maturities of lease liabilities	2024	2023
Less than 2 years	18,009	13,293
Between 2 and 5 years	8,345	6,044
More than 5 years	941	88
Total	27,295	19,425
Lease-related amounts recognized in the income statement are as follows:

(EUR thousand)	For the financial year ended March 31
Depreciation charge of right-of-use assets	2024	2023	2022
Offices	3,616	3,891	4,534
Refund points	2,988	3,762	5,046
IT contracts	2,110	2,019	2,147
Others	1,603	1,160	1,248
Total depreciation charge of right-of-use assets	10,317	10,832	12,975

(EUR thousand)	For the financial year ended March 31
Other lease-related expenses	2024	2023	2022
Expense relating to short-term leases (included in Operating expenses)	100	718	943
Expense relating to leases of low-value assets that are not short-term leases (included in Operating expenses)	18	63	88
Expense relating to variable lease payments not included in lease liabilities (included in Other expenses)	1,107	3,235	2,421
Total other lease-related expenses	1,225	4,016	3,452
The total cash outflow for leases for the financial year ended March 31, 2024 was EUR11.9 million (EUR15.2 million for the financial year ended March 31, 2023 and EUR17.5 million for the financial year ended March 31, 2022).
For the financial year ended March 31, 2024 the Group has not received any office rental concessions as a direct consequence of the COVID-19 pandemic (EUR0.4 million for the financial year ended March 31, 2023, and EUR3.4 million for the financial year ended March 31, 2022). The concessions for prior years are presented within operating expenses in the income statement as a reduction of the related expense that they are intended to compensate.